Contractual Obligations - Summary of Contractual Obligations (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Contractual Obligations [line items]
Other non-current liabilities	kr 2,114	kr 4,346	kr 2,776
Trade payables	30,403	29,883	kr 26,320
Total	80,865	63,895
2020 [member]
Disclosure of Contractual Obligations [line items]
Trade payables	30,403	29,883
Total	42,963	32,438
Maturity between 1 and 3 years [member]
Disclosure of Contractual Obligations [line items]
Total	19,868	13,870
Maturity between 3 and 5 years [member]
Disclosure of Contractual Obligations [line items]
Total	12,871	11,151
2025 and later [member]
Disclosure of Contractual Obligations [line items]
Total	5,163	6,436
Contractual obligations [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	38,800	34,100
Lease obligations	11,800	13,400
Other non-current liabilities	2,100	4,300
Purchase obligations	11,300	7,700
Trade payables	30,400	29,900
Commitments for customer ﬁnance	25,900	30,300
Total	120,300	119,700
Contractual obligations [member] | 2020 [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	9,800	2,300
Lease obligations	2,800	3,100
Other non-current liabilities	100	400
Purchase obligations	10,600	5,700
Trade payables	30,400	29,900
Commitments for customer ﬁnance	25,900	30,300
Total	79,600	71,700
Contractual obligations [member] | Maturity between 1 and 3 years [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	15,600	14,000
Lease obligations	4,100	4,800
Other non-current liabilities	700	2,500
Purchase obligations	600	1,900
Total	21,000	23,200
Contractual obligations [member] | Maturity between 3 and 5 years [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	10,500	11,200
Lease obligations	2,600	2,300
Other non-current liabilities	100	100
Purchase obligations	100	100
Total	13,300	13,700
Contractual obligations [member] | 2025 and later [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	2,900	6,600
Lease obligations	2,300	3,200
Other non-current liabilities	1,200	1,300
Total	kr 6,400	kr 11,100